SUBSEQUENT EVENTS (Details Narrative)																				1 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Nov. 22, 2021 Integer	Oct. 21, 2021 USD ($) $ / shares shares	Jul. 19, 2021 USD ($)	Jul. 02, 2021 Integer $ / shares	May 01, 2021 USD ($)	May 01, 2021 USD ($)	Apr. 27, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) Integer $ / shares shares	Mar. 03, 2021 USD ($)	Mar. 01, 2021 USD ($)	Feb. 11, 2021 USD ($)	Feb. 04, 2021	Jan. 22, 2021 USD ($) Integer $ / shares shares	Jan. 02, 2021 USD ($) shares	Aug. 21, 2020 USD ($) $ / shares	Jun. 15, 2020 USD ($)	Jun. 12, 2020 USD ($) $ / shares	Jun. 12, 2020 USD ($) $ / shares	Apr. 24, 2020 USD ($) $ / shares	Mar. 31, 2021 $ / shares shares	Jan. 22, 2021 USD ($) Integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jan. 11, 2022 USD ($)	Jan. 11, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Subsequent Event [Line Items]
Debt instrument, face amount			$ 1,666,000
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.05
Debt instrument, trading days | Integer				20,000
Proceeds from issuance of note			$ 1,000,000
Proceeds from issuance of warrants																						$ 13,687,000	$ 3,087,000			$ 2,390,000
Warrant [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares | shares																												600,000	4,518,406	3,106,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt discount of aggregated amount															$ 75,000	$ 60,000	$ 12,500	$ 12,500	$ 50,000
Debt instrument, interest rate															10.00%	2.00%	84.00%	84.00%	20.00%
Debt instrument, maturity date															Nov. 21, 2020		Jun. 12, 2021		Apr. 24, 2021
Warrants term																			5 years
Exercise price of warrants | $ / shares															$ 0.10		$ 0.10	$ 0.10	$ 0.10
Proceeds from issuance of note															$ 175,000	$ 315,000	$ 50,000		$ 200,000
Debt instrument, description															Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 60% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock as reported on the market during the 11 trading days immediately prior to but not including the date of conversion (“Conversion Price”). In addition, the Lender must convert any outstanding balances due under the Note within 15 days if, (a) the Company successfully uplists its common stock to trade on the Nasdaq stock exchange, and (2) there is an effective registration statement on file with the Securities and Exchange Commission that includes a registration of the common stock underlying the Note.	Upon occurrence of Sale Event (as defined in the Note), upon the Lender request, the Company shall redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the redemption date, or at the Lender election, such Lender may convert the unpaid principal amount of the Note and interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. At the closing date and December 31, 2020, the management considered Sale Event as remotely.		Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.								Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member]
Subsequent Event [Line Items]
Debt instrument, face amount							$ 4,714,000						$ 4,857,000								$ 4,857,000
Debt discount of aggregated amount													$ 1,457,000								$ 1,457,000
Debt instrument, interest rate							4.00%						4.00%								4.00%
Debt instrument, maturity date																					Jan. 22, 2022
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.0599						$ 0.07161								$ 0.07161
Debt instrument, trading days | Integer																					10
Liquidation damages, value																					$ 250,000
Proceeds from issuance of note							$ 3,300,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares													16,956,929								16,956,929
Warrants term							5 years						5 years								5 years
Exercise price of warrants | $ / shares							$ 0.107415						$ 0.107415								$ 0.107415
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Maximum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares							16,458,196
Settlement Agreements [Member] | Integrated [Member] | Forecast [Member]
Subsequent Event [Line Items]
Repayments of debt																								$ 6,000
Settlement Agreements [Member] | MOTOPARA [Member] | Forecast [Member]
Subsequent Event [Line Items]
Repayments of debt																									$ 27,000
First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member]
Subsequent Event [Line Items]
Debt discount of aggregated amount					$ 320,000	$ 320,000
Repayments of debt						450,000
Officer compensation						100,000
Stock issued during period shares restricted stock | shares																						2,000,000
First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member] | NIS [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares																						$ 0.0001
Closing Agreement [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Investment																						$ 884,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, trading days | Integer	10
Iinitial conversion price discount	20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 1,428,571.43
Debt instrument, interest rate		4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.0599
Proceeds from issuance of note		$ 1,000,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Warrants term		5 years
Exercise price of warrants | $ / shares		$ 0.107415
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | Warrant [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares		3,440,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member]
Subsequent Event [Line Items]
Debt instrument, face amount													$ 4,857,000								$ 4,857,000
Debt instrument, discount percentage													30.00%
Debt discount of aggregated amount													$ 1,457,000								$ 1,457,000
Debt instrument, interest rate													4.00%								4.00%
Debt instrument, maturity date													Jan. 22, 2022
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 0.07161								$ 0.07161
Debt instrument, trading days | Integer													10,000
Debt unpaid loan, interest rate													33.00%
Repayment of loans, penalty percentage													115.00%
Liquidation damages, description													the Event of Default at the greater of the default interest at a rate of 18% per annum or the maximum rate permitted under applicable law (the “Event of Default Redemption Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Redemption Price for each 30 day period during which redemptions fail to be made.
Liquidation damages, value													$ 250,000
Debt, principal and interest														$ 2,023,000
Debt, conversion of shares | shares														112,225,149
Stock issued during the period, shares | shares														5,229,809
Purchase price														$ 255,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 4,286,000
Debt discount of aggregated amount								$ 5,285,714.20
Debt instrument, interest rate								4.00%
Debt instrument, maturity date								Apr. 12, 2021
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.0599
Debt instrument, trading days | Integer								10
Warrants to purchase common stock | shares								16,000,000
Proceeds from issuance of note								$ 3,000,000
Proceeds from issuance of warrants								$ 3,700,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, face amount													$ 272,000								$ 272,000
Warrants to purchase common stock | shares													16,956,929								16,956,929
Warrants term													5 years								5 years
Exercise price of warrants | $ / shares													$ 0.107415								$ 0.107415
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Warrant [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares								16,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, discount percentage													20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Maximum [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Debt instrument, discount percentage								20.00%
Subsequent Event [Member] | Settlement Agreements [Member] | Integrated [Member]
Subsequent Event [Line Items]
Debt instrument, face amount											$ 222,000
Repayments of debt											$ 250,000
Debt instrument, description											Todos shall pay Integrated an amount of $150 split into three equal payments of $50 over 3 weeks as follows: payment one: February 11, 2021, payment two: February 17, 2021 and payment three: February 24, 2021.
Subsequent Event [Member] | Settlement Agreements [Member] | Integrated Health And MOTOPARA [Member]
Subsequent Event [Line Items]
Debt instrument, description											In the event Integrated or MOTOPARA desires not to use the mobile labs, Todos shall have a right to contract services of Integrated Health and MOTOPARA for utilizing those lab units for a monthly fee of $75/month which shall include the use of Integrated Health’s staff to perform testing. The $75 includes 2 lab technicians. All additional staffing will include additional fees. Todos will supplies all necessary supplies to operate the lab. In addition to the fees, Todos will pay 25% of the net income from each test back to IH/MP (12.5% to IH and 12.5% to MP)
Subsequent Event [Member] | Settlement Agreements [Member] | MOTOPARA [Member]
Subsequent Event [Line Items]
Repayments of debt											$ 351,000
Subsequent Event [Member] | Settlement Agreements [Member] | MOTOPARA [Member] | Lender [Member]
Subsequent Event [Line Items]
Repayments of debt										$ 182,000
Subsequent Event [Member] | Mutual Agreement [Member] | Integrated Health And MOTOPARA [Member]
Subsequent Event [Line Items]
Fixed price											$ 70,000
Subsequent Event [Member] | Platform Account Agreement [Member] | SRAX [Member]
Subsequent Event [Line Items]
Agreement, description												Subject to the terms of the Platform Account Agreement, SRAX shall use commercially reasonable efforts to make access to the Platform available 24 hours per day and 7 days per week. If access to the Platform is available less than 99% of the time in any calendar month for reasons not constituting an Access Exception, then, following the Company’s written request, SRAX will provide the Company a credit equal to 10% of the Fees due for such month for each percentage point by which such uptime commitment is missed, up to a maximum of the full amount of Fees due for such month.
Debt instrument fee percentage												10.00%
Subsequent Event [Member] | First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member]
Subsequent Event [Line Items]
Debt discount of aggregated amount					320,000	$ 320,000
Repayments of debt					450,000
Officer compensation					$ 100,000
Stock issued during period shares restricted stock | shares																				2,000,000
Subsequent Event [Member] | First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member] | NIS [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares																				$ 0.0001
Subsequent Event [Member] | Closing Agreement [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Liquidation damages, description									The Company acknowledges that failure to timely comply with the foregoing obligations will subject the Company to substantial liability under the Registration Agreement, including without limitation liquidated damages in the amount of $250, along with an amount of cash accruing each month equal to the value of 1% of the value of the Tranche 2 Securities.
Liquidation damages, value									$ 250,000
Agreement, description									The Company hereby covenants and agrees to file a registration agreement with respect to the Tranche 2 Securities on or before the earlier to occur of (a) the date that the Company files a registration statement with respect to any other securities of the Company or (b) April 1, 2021 (such date, the “Tranche 2 Filing Date”) and cause a registration statement to be declared effective under the Securities Act with respect to the Tranche 2 Securities on or before May 1, 2020.
Investment									$ 848,000